COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16.  COMMITMENTS AND CONTINGENCIES

Contractual Purchase Obligations

The Group’s contractual purchase obligations consist of agreements for property management services for its office premises, for advertising services from media companies, for hosting and network services for its online operations and to purchase office furnishings. Future minimum payments with respect to these agreements for the twelve months ending December 31 of the coming year are as follows:

	Property		Hosting and
	management	Advertising	network	Office
	services	services	services	furnishings	Total
	RMB	RMB	RMB	RMB	RMB
2021	10,823	24,175	4,799	507	40,304
2022	6,853	300	467	55	7,675
2023	4,542	—	270	—	4,812
2024	2,368	—	7	—	2,375
2025	2,242	—	7	—	2,249

Future minimum payments under non-cancelable agreements for storage and housing rental with lease terms of 12 months or less was RMB1,434 as of December 31, 2020.

16.  COMMITMENTS AND CONTINGENCIES (Continued)

Contingencies

As of the filing date of this annual report on Form 20-F, the Group is not currently a party to, nor is aware of, any legal proceeding, investigation or claim which is likely to have a material adverse effect on the Group’s business, financial condition, results of operations and cash flows.

Tech JV obtained an advertising license in May 2000, when Tech JV was a 98% foreign owned entity, and a license to conduct human resource services in September 2002, when Tech JV was a 99% foreign owned entity. During the period from the date Tech JV acquired these licenses to the Group’s restructuring in May 2004, Tech JV and its licensed PRC subsidiaries conducted all of the advertising and human resource related services. Following the acquisition of these licenses and commencing these operations, the PRC government enacted laws limiting foreign ownership in entities conducting advertising and human resource related services. The PRC government has permitted 100% foreign ownership of advertising businesses since December 2005. For the foreign ownership of human resource services companies, the limitation was 70% for Hong Kong service providers and Macau service providers since June 2005 and for human resource services companies registered in several locations in the PRC, such as Pudong New District, Shanghai since June 2006. Starting from January 2008, the PRC government no longer implemented any foreign ownership percentage limitation for Hong Kong service providers and Macau service providers. Starting from December 31, 2019, the PRC government no longer implements any limitation on foreign ownership of human resource services companies.

Prior to the restructuring in May 2004, the ownership percentage of Tech JV was above the maximum foreign ownership permitted for an entity conducting advertising and human resource operations. The PRC government has not published an official ruling with respect to the status of foreign ownership arrangements that were established prior to the enactment of these limitations and the Group has not received any waiver from the PRC government with respect to this past non-compliance. The PRC government may determine that the Group’s ownership structure was inconsistent with or insufficient for the proper operation of the Group’s businesses, or that the Group’s business licenses or other approvals were not properly issued or not sufficient. In the opinion of management, the likelihood of loss with respect to the Group’s past ownership structure is remote.